TAXATION (Details 1) - CAD ($)	Jul. 31, 2022	Jul. 31, 2021
Statement [Line Items]
Resource Pools	$ 4,428,000	$ 4,391,000
Tax Losses	3,930,000
Equipment and other	199,000
After Five Years
Statement [Line Items]
Resource Pools	0
Tax Losses	3,918,000
Equipment and Other	82,000
Within One Year
Statement [Line Items]
Resource Pools	0
Tax Losses	0
Equipment and Other	0
One to Five Years
Statement [Line Items]
Resource Pools	0
Tax Losses	12,000
Equipment and Other	3,000
No Expiry Date
Statement [Line Items]
Resource Pools	4,428,000
Tax Losses	0
Equipment and Other	$ 114,000